Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 134,784	$ 197,032
Restricted cash		3,289	12,985
Marketable securities		2,187	1,684
Trade accounts receivable, net		14,950	28,838
Other current assets		54,430	35,158
Related party receivables		2,334	8,615
Derivative instruments receivables		12,262	2,679
Inventories		45,434	43,383
Prepaid expenses		12,503	8,440
Voyages in progress		16,974	30,576
Total current assets		299,147	369,390
Vessels and equipment, net		2,665,785	2,880,321
Vessels held for sale		12,542	0
Newbuildings		91,898	35,678
Finance leases, right of use assets, net		83,589	98,535
Operating leases, right of use assets, net		15,646	19,965
Investments in associated companies		65,400	41,343
Related party receivables		837	6,187
Derivative instruments receivable		20,861	0
Other long-term assets		1,586	2,758
Total assets		3,257,291	3,454,177
Current liabilities
Current portion of long-term debt		92,865	105,864
Current portion of finance lease obligations - related party		18,387	21,755
Current portion of operating lease obligations (including related party balances of $2,010 and $2,537 as of December 31, 2022 and 2021 respectively)		5,546	13,860
Derivative instruments payables		1,313	10,364
Related party payables		9,492	13,934
Trade accounts payables		7,143	6,462
Accrued expenses		43,388	38,569
Other current liabilities		33,494	37,265
Total current liabilities		211,628	248,073
Long-term liabilities
Long-term debt		1,027,991	1,156,481
Non-current portion of finance lease obligations - related party		87,588	105,975
Non-current portion of operating lease obligations (including related party balances of $11,345 and $13,355 as of December 31, 2022 and 2021 respectively)		13,051	14,907
Total liabilities		1,340,258	1,525,436
Commitments and contingencies*	[1]
Equity
Share capital (Shares issued: 2022: 201,190,621. 2021: 201,190,621. Outstanding shares: 2022: 200,485,621. 2021: 200,435,621 shares. All shares are issued and outstanding at par value $0.05)		10,061	10,061
Treasury shares		(5,014)	(4,309)
Additional paid in capital		851	285
Contributed capital surplus		1,582,257	1,762,649
Accumulated earnings		328,878	160,055
Total equity		1,917,033	1,928,741
Total liabilities and equity		$ 3,257,291	$ 3,454,177

[1]	*For details please refer to Note 29, "Commitments and contingencies"